32 Effects of changes in accounting policies	12 Months Ended
Dec. 31, 2019
Effects Of Changes In Accounting Policies
Effects of changes in accounting policies
32	Effects of changes in accounting policies

The Group adopted IFRS 16 and IFRIC 23 with a transition date of 1 January 2019. The Group has chosen not to restate comparatives on adoption of both standards, and therefore, the revised requirements are not reflected in the prior year financial statements. Rather, these changes have been processed at the date of initial application (i.e. 1 January 2019) and recognised in the opening equity balances. Details of the impact these two standards have had are given below. Other new and amended standards and Interpretations issued by the IASB did not impact the Group as they are either not relevant to the Group’s activities or require accounting which is consistent with the Group’s current accounting policies.

IFRS 16 Leases

Effective 1 January 2019, IFRS 16 has replaced IAS 17 Leases and IFRIC 4 Determining whether an Arrangement Contains a Lease.

IFRS 16 provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, together with options to exclude leases where the lease term is 12 months or less, or where the underlying asset is of low value. IFRS 16 substantially carries forward the lessor accounting in IAS 17, with the distinction between operating leases and finance leases being retained. The Group does not have significant leasing activities acting as a lessor.

Transition Method and Practical Expedients Utilised

The Group adopted IFRS 16 using the modified retrospective approach, with recognition of transitional adjustments on the date of initial application (1 January 2019), without restatement of comparative figures, to all contracts in existence on or after 1 January 2019, except for leases of low value based on the value of the underlying asset when new or for short-term leases with a lease term of 12 months or less.

As a lessee, the Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most leases. However, the Group has elected not to recognise right-of-use assets and lease liabilities for some leases of low value assets based on the value of the underlying asset when new or for short-term leases with a lease term of 12 months or less.

On adoption of IFRS 16, the Group recognised right-of-use assets and lease liabilities in relation to leases of property, which had previously been classified as operating leases.

On adoption of IFRS 16, the Group recognised right-of-use assets and lease liabilities as follows:

Classification Under IAS17	Right-of-use assets	Lease liabilities
All other operating leases	Property leases: Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.	Lease liabilities were measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as at 1 January 2019. The Group’s incremental borrowing rate is the rate at which a similar borrowing could be obtained from an independent creditor under comparable terms and conditions. The weighted-average rate applied was 3%.
Finance leases	Measured based on the carrying values for the lease assets and liabilities immediately before the date of initial application (i.e. carrying values brought forward, unadjusted).

The following table presents the impact of adopting IFRS 16 on the statement of financial position as at 1 January 2019:

	Adjustments	31 December 2018 As originally presented £’000	IFRS 16 £’000	1 January 2019 £’000
Assets
Right-of-use asset	(a)	–	395	395
Other receivables	(b)	1,564	152	1,716
Liabilities
Lease liabilities	(c)	(250)	(547)	(796)

The adjustments to right-of-use asset is as follows:

£’000
a) Right-of-use assets	395
b) Lease receivable on sub-let property	152
c) The following table reconciles the minimum lease commitments disclosed in the Group’s 31 December 2018 annual financial statements to the amount of lease liabilities recognised on 1 January 2019:
1 January 2019 £’000
Minimum operating lease commitment as 31 December 2018	577
Less: low value leases not recognised under IFRS16	(5)
Less: effect of discounting using incremental borrowing rate as at the date of initial application	(25)
Lease liabilities recognised at 1 January 2019	547

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation requires:

·	The Group to contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;
·	The Group to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and
·	If it is not probable that the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty.

The Group elected to apply IFRIC 23 retrospectively with any cumulative effect to be recorded in retained earnings as at the date of initial application, 1 January 2019. The adoption of IFRIC 23 did not result in a change in corporate tax liabilities or assets.